SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) (Parenthetical) - USD ($)		12 Months Ended
	Aug. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 271,235	$ 180,933
Contractual Employment Agreements [Member] | Airborne Response [Member] | Daniyel Erdberg [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 25,833